Related Party Transactions (Details) - USD ($)			6 Months Ended		12 Months Ended
	Aug. 25, 2014	Aug. 24, 2011	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 05, 2015
Related Party Transaction [Line Items]
Recognize revenues			$ 13,322	$ 31,462
Accounts receivable			0		$ 24,449
Reimbursed expenses			81,748
Outstanding payable			$ 78,524
Deposit					63,800	$ 50,300	$ 63,800
Related party transaction, Description	(1) the Company is not required to make installment payments to the CEO; (2) the Company shall not be obligated to purchase the Conic shares from the CEO until (a) it has received financing in the collective minimum amount of $1,500,000 or it has accumulated through organic operations an equivalent amount readily available in cash; and (b) it is more probable than not that the Company will not operate at a loss during the fiscal quarter following the purchase of the Conic shares; (3) when the Company is able to purchase the Conic shares, it will purchase all of such Conic shares at the same time and not in increments; (4) the ten-year payout which was previously agreed to as an oral modification to the agreement was voided; (5) the Company's previous payments to the CEO with respect to the Conic shares shall be treated as a deposit towards the purchase price of the Conic shares, and in the event that the Company has not purchased the Conic shares by the fourth quarter of fiscal year 2015, the CEO shall return the deposit to the Company; and (6) the Company shall have the right to terminate the agreement on or before the last business day of the fourth quarter of fiscal year 2015. In such event, the CEO shall return the deposit to the Company and neither party shall have any remaining obligations to the other party.
CEO [Member]
Related Party Transaction [Line Items]
Consideration received transaction		$ 1,200,000
Purchase price increases rate		4.875%
Conic Systems Inc [Member]
Related Party Transaction [Line Items]
Recognize revenues					36,195	23,496
Accounts receivable					24,449	2,129
Outstanding payable					144,646
Conic Systems Inc [Member] | Rent Option [Member]
Related Party Transaction [Line Items]
Monthly fee					137,548
Mr. Genovese [Member]
Related Party Transaction [Line Items]
Deposit					$ 63,800	$ 50,300